Significant Accounting Policies (Details) - Schedule of land use rights	6 Months Ended
Mar. 31, 2023
Minimum [Member]
Significant Accounting Policies (Details) - Schedule of land use rights [Line Items]
Land use rights	20 years
Maximum [Member]
Significant Accounting Policies (Details) - Schedule of land use rights [Line Items]
Land use rights	50 years